Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets

Intangible assets are comprised of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Customer contracts	61,860,867	67,574,728	9,797,415
Software	38,161,854	3,504,421	508,093
License	500,000	-	-
Less: Accumulated amortization - customer contracts	(64,656,059)	(64,656,059)	(9,374,247)
Less: Accumulated amortization - software	(19,088,463)	(3,365,974)	(488,020)
Less: Accumulated amortization - license	(500,000)	-	-
Intangible assets subject to amortization	16,278,199	3,057,116	443,241
License with indefinite life	11,733,541	-	-
Foreign currency translation adjustment	2,795,192	(2,918,669)	(423,168)
Intangible assets, net	30,806,932	138,447	20,073

Schedule of Amortization Expense

The amortization expense for the next five years and thereafter as of December 31, 2021 and 2022, are as follows:

	As of December 31
	2021	2022
	RMB	RMB
Within 1 year	3,798,835	30,196
Between 1 and 2 years	3,798,835	30,196
Between 2 and 3 years	3,742,788	30,196
Between 3 and 4 years	3,731,578	30,196
Over 4 years and thereafter	15,734,896	17,663
Total	30,806,932	138,447